Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 4,792,231	$ 1,698,023	$ 737,133
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	3,345,093	1,319,045	610,642
Non current assets	626,025	507,931
Brazil [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	3,121,129	1,285,849	609,232
Non current assets	551,668	491,805
Mexico [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	201,197	29,546	1,409
Non current assets	17,610	8,235
Colombia [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	20,369	805	1
Non current assets	5,124	650
Cayman Islands [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	(0)	(0)	(0)
Non current assets	43,994	831
Germany [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	(0)	(0)	(0)
Non current assets	88	150
Argentina [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	(0)	(0)	(0)
Non current assets	46	73
United States [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	2,398	2,845	$ (0)
Non current assets	$ 7,495	$ 6,187